UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  215 West Muhammad Ali Blvd.
		Suite 100
		Louisville, KY  40202-1411


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total:	104
Form 13F Information Table Value Total:	103,814 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]


PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/08
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (in 1,000's)                                               VOTING AUTHORITY
                                                                                                             (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL   INVESTMENT                 SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT    DISCRETION       MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,121       19,489    SOLE                     17,289            0        2,200
A T & T INC            COMMON   00206R102          2,865      100,542    SOLE                     98,932            0        1,610
ABBOTT LABS            COMMON   002824100          1,952       36,566    SOLE                     36,166            0          400
ALBERTO CULVER CO      COMMON   013078100            369       15,050    SOLE                     11,600            0        3,450
ALTRIA GROUP INC       COMMON   02209S103            801       53,180    SOLE                     50,180            0        3,000
AMERICAN EXPRESS CO    COMMON   025816109            226       12,210    SOLE                     12,110            0          100
AMERICAN WATER WORKS   COMMON   030420103            408       19,525    SOLE                     17,525            0        2,000
AMGEN INC              COMMON   031162100            613       10,609    SOLE                     10,409            0          200
AQUA AMERICA INC       COMMON   03836W103          1,093       53,075    SOLE                     49,843            0        3,232
ASHLAND INC            COMMON   044209104            161       15,300    SOLE                     13,300            0        2,000
AUTOMATIC DATA PROCES  COMMON   053015103            411       10,450    SOLE                     10,450            0            0
BANK AMER CORP         COMMON   060505104            249       17,708    SOLE                     17,708            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207            292           91    SOLE                         91            0            0
BP P L C SPONS ADR     COMMON   055622104          3,094       66,198    SOLE                     66,198            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108          1,715       73,765    SOLE                     73,565            0          200
BROWN FORMAN CORP CL   COMMON   115637100            373        7,459    SOLE                      7,359            0          100
BROWN FORMAN CORP CL   COMMON   115637209            829       16,099    SOLE                     14,344            0        1,755
CADBURY PLC SPONS ADR  COMMON   12721E102            517       14,500    SOLE                     14,000            0          500
CANALASKA URANIUM LTD  COMMON   13708P102             20      200,000    SOLE                    200,000            0            0
CAPITAL ASSURANCE COR  PREFERR  1397509A3            400          400    SOLE                        400            0            0
CAPITAL ONE FINL CORP  COMMON   14040H105            211        6,625    SOLE                      6,625            0            0
CHEVRON CORP           COMMON   166764100          5,225       70,634    SOLE                     69,334            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          2,589       64,063    SOLE                     63,963            0          100
CISCO SYS INC          COMMON   17275R102            465       28,511    SOLE                     28,511            0            0
COCA COLA CO           COMMON   191216100          1,949       43,048    SOLE                     41,548            0        1,500
COLGATE PALMOLIVE CO   COMMON   194162103            542        7,914    SOLE                      7,914            0            0
COMCAST CORP CL A      COMMON   20030N101            176       10,437    SOLE                     10,292            0          145
CONOCOPHILLIPS         COMMON   20825C104          1,172       22,625    SOLE                     21,751            0          874
DISCOVER FINANCIAL SV  COMMON   254709108            130       13,648    SOLE                     13,098            0          550
DISNEY WALT PRODTNS    COMMON   254687106            316       13,946    SOLE                     13,946            0            0
DOVER CORP             COMMON   260003108            444       13,478    SOLE                     13,478            0            0
DOW CHEMICAL CORP      COMMON   260543103            368       24,402    SOLE                     23,402            0        1,000
DU PONT E I DE NEMOUR  COMMON   263534109            456       18,034    SOLE                     17,934            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,534      102,195    SOLE                     99,727            0        2,468
ELI LILLY AND COMPANY  COMMON   532457108            679       16,872    SOLE                     15,772            0        1,100
EMERSON ELEC CO        COMMON   291011104            349        9,540    SOLE                      9,240            0          300
EXXON MOBIL CORP       COMMON   30231G102         11,121      139,311    SOLE                    138,351            0          960
FIDELITY MAGELLAN FD   MUTUAL   316184100            240        5,226    SOLE                      5,226            0            0
FIFTH THIRD BANCORP    COMMON   316773100            104       12,595    SOLE                     12,595            0            0
FIRST HORIZON NATIONA  COMMON   320517105            148       13,986    SOLE                     13,986            0            0
FPL GROUP INC COM      COMMON   302571104            399        7,922    SOLE                      7,922            0            0
GENERAL ELEC CO        COMMON   369604103          2,476      152,832    SOLE                    150,582            0        2,250
GENERAL MILLS INC      COMMON   370334104            402        6,624    SOLE                      6,624            0            0
GLAXOSMITHKLINE PLC A  COMMON   37733W105            380       10,184    SOLE                     10,184            0            0
GRACO INC              COMMON   384109104            365       15,375    SOLE                     14,375            0        1,000

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/08
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (in 1,000's)                                               VOTING AUTHORITY
                                                                                                             (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL   INVESTMENT                 SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT    DISCRETION       MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
HEINZ H J CO           COMMON   423074103          1,329       35,350    SOLE                     34,950            0          400
HERSHEY FOODS CORP     COMMON   427866108            712       20,492    SOLE                     18,092            0        2,400
HOME DEPOT INC         COMMON   437076102            703       30,551    SOLE                     28,451            0        2,100
HONEYWELL INTL INC     COMMON   438516106            401       12,221    SOLE                     12,121            0          100
HOSPIRA INC            COMMON   441060100            280       10,426    SOLE                     10,206            0          220
I B M                  COMMON   459200101          1,566       18,606    SOLE                     17,746            0          860
INTEL CORP             COMMON   458140100            578       39,423    SOLE                     37,823            0        1,600
INVESTMENT CO AMER CO  MUTUAL   461308108            364       17,356    SOLE                     17,356            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          6,096      193,345    SOLE                    183,134            0       10,211
JOHNSON & JOHNSON      COMMON   478160104          2,584       43,191    SOLE                     42,391            0          800
KIMBERLY CLARK CORP    COMMON   494368103            627       11,895    SOLE                     11,695            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            236        5,165    SOLE                      5,165            0            0
KRAFT FOODS INC CL A   COMMON   50075N104            871       32,433    SOLE                     30,703            0        1,730
MAGELLAN MIDSTREAM PT  COMMON   559080106            242        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,049       74,904    SOLE                     71,904            0        3,000
MCDONALDS CORP         COMMON   580135101            507        8,147    SOLE                      7,947            0          200
MEDTRONIC INC          COMMON   585055106            261        8,297    SOLE                      7,297            0        1,000
MERCK & CO INC         COMMON   589331107          1,022       33,606    SOLE                     33,506            0          100
MEXCO ENERGY CORP COM  COMMON   592770101            862       69,600    SOLE                     69,600            0            0
MICROSOFT CORP         COMMON   594918104          1,993      102,500    SOLE                    100,300            0        2,200
MORGAN STANLEY         COMMON   617446448            168       10,446    SOLE                     10,346            0          100
MOTOROLA INC           COMMON   620076109             55       12,424    SOLE                     12,424            0            0
NEUBERGER & BERMAN EQ  MUTUAL   641224407            276       17,923    SOLE                     17,923            0            0
NOVARTIS AG SPONSORED  COMMON   66987V109            275        5,527    SOLE                      5,527            0            0
OLD NATL BANCORP IND   COMMON   680033107            744       40,994    SOLE                     40,994            0            0
PEPSICO INC            COMMON   713448108          3,203       58,479    SOLE                     58,279            0          200
PFIZER INC             COMMON   717081103          2,277      128,549    SOLE                    123,949            0        4,600
PHILIP MORRIS INTL IN  COMMON   718172109          2,144       49,280    SOLE                     46,280            0        3,000
PNC FINANCIAL CORP     COMMON   693475105            424        8,645    SOLE                      8,445            0          200
PROCTER & GAMBLE CO    COMMON   742718109          5,199       84,093    SOLE                     82,898            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            281       35,323    SOLE                     35,323            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            367        6,924    SOLE                      6,924            0            0
SALLY BEAUTY HLDGS IN  COMMON   79546E104             67       11,845    SOLE                      8,000            0        3,845
SARA LEE CORP          COMMON   803111103            224       22,919    SOLE                     21,919            0        1,000
SCHERING PLOUGH CORP   COMMON   806605101            568       33,369    SOLE                     32,669            0          700
SCHLUMBERGER           COMMON   806857108            718       16,972    SOLE                     16,972            0            0
SOVEREIGN BANCORP INC  COMMON   845905108             38       12,838    SOLE                     12,838            0            0
SPECTRA ENERGY CORP    COMMON   847560109            892       56,678    SOLE                     53,944            0        2,734
SUNTRUST BKS INC       COMMON   867914103            332       11,227    SOLE                     10,627            0          600
SY BANCORP CAP TR II   PREFERR  785059205            120       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106            866       25,078    SOLE                     25,078            0            0
THORIUM POWER LTD      COMMON   885183103            267    1,854,194    SOLE                  1,854,194            0            0
TIME WARNER INC        COMMON   887317105            411       40,904    SOLE                     38,904            0        2,000
TOOTSIE ROLL INDS INC  COMMON   890516107            350       13,679    SOLE                     11,247            0        2,432
TRANSAMERICA ASSET AL  MUTUAL   893571737            100       13,067    SOLE                          0            0       13,067

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/08
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (in 1,000's)                                               VOTING AUTHORITY
                                                                                                             (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL   INVESTMENT                 SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT    DISCRETION       MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
UNITED PARCEL SVC CL   COMMON   911312106            699       12,666    SOLE                     12,666            0            0
US BANCORP             COMMON   902973304          2,992      119,624    SOLE                    119,216            0          408
UST INC COM            COMMON   902911106            337        4,855    SOLE                      4,855            0            0
VANGUARD INDEX TR 500  MUTUAL   922908108            249        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            253       28,082    SOLE                     28,082            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,397       41,204    SOLE                     41,116            0           88
VISA INC CLASS A       COMMON   92826C839            283        5,400    SOLE                      5,100            0          300
WACHOVIA CORP          COMMON   929903102             79       14,191    SOLE                     14,191            0            0
WAL MART STORES INC    COMMON   931142103          1,444       25,762    SOLE                     25,762            0            0
WALGREEN COMPANY       COMMON   931422109            517       20,939    SOLE                     20,339            0          600
WASHINGTON MUT INVS F  MUTUAL   939330106            317       14,795    SOLE                     14,795            0            0
WELLS FARGO & CO       COMMON   949746101            725       24,587    SOLE                     24,337            0          250
WHITNEY HLDG CORP      COMMON   966612103            296       18,542    SOLE                     18,542            0            0
WYETH                  COMMON   983024100            828       22,077    SOLE                     22,077            0            0

     TOTAL                                       103,814